Fair Value Measurement - Assets and Liabilities Measured or Disclosed at Fair Value (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Property and equipment, net	¥ (51,564)		¥ (53,884)	$ (7,064)
Total (losses) gains, Intangible assets, net	(152,890)	$ (20,946)
Equity investments accounted using equity method	210,119		242,997	28,786
Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains from fair value changes, Wealth management products	848
Wealth management products	17			2
Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains from fair value changes, Wealth management products	2,642		(43,494)
Total (losses) gains from fair value changes, Equity investments accounted for using fair value option	(35,354)		(334,921)
Investments accounted for using fair value option	8,626		43,333	1,182	$ 6,103
Available-for-Sale Debt Securities	95,249		111,697	13,049	15,732
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total (losses) gains,Equity investments accounted for using the measurement alternative	(64,441)		(121,392)
Goodwill	(424,099)			(58,101)
(Losses) Gains, Goodwill	(152,890)
Equity investments accounted for using the measurement alternative	158,890		158,771	$ 21,768	$ 22,362
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Wealth management products	17
Significant Other Observable Inputs (Level 2) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments accounted for using fair value option	8,626
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Recurring [Member] | Long-term Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments accounted for using fair value option			43,333
Available-for-Sale Debt Securities	95,249		111,697
Significant Unobservable Inputs (Level 3) | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill	(424,099)
Equity investments accounted for using the measurement alternative	¥ 158,890		¥ 158,771